Barclays PLC (the Parent company) - Total equity (Narrative) (Details) £ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2021 GBP (£)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)		Dec. 31, 2019 GBP (£)		Dec. 31, 2018 GBP (£)
Disclosure of transactions between related parties [line items]
Total equity		£ 70,041	[1]		£ 66,882	[2]	£ 65,660	[2]	£ 63,779
Called up share capital and share premium
Disclosure of transactions between related parties [line items]
Total equity	[3]	4,536			4,637		4,594		4,311
AT1 securities issuance		0			0
Other equity instruments
Disclosure of transactions between related parties [line items]
Total equity	[3]	12,259			11,172		10,871		9,632
AT1 securities issuance		1,078			1,142
Barclays PLC
Disclosure of transactions between related parties [line items]
Total equity		57,837			54,872		56,467		54,180
Barclays PLC | Called up share capital and share premium
Disclosure of transactions between related parties [line items]
Total equity		4,536			4,637		4,594		4,311
Barclays PLC | Other equity instruments
Disclosure of transactions between related parties [line items]
Total equity		12,241			£ 11,169		£ 10,865		£ 9,633
Barclays PLC | AT1 Securities
Disclosure of transactions between related parties [line items]
AT1 securities issuance		£ 1,078		$ 1,500

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.
[2]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.
[3]	For further details refer to Note 28.